Segment and Geographical Information - Summary of Long-lived Assets by Geographic Location (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Long lived assets	$ 288,805	$ 273,573
Long lived assets percentage	100.00%	100.00%
CANADA
Disclosure of geographical areas [line items]
Long lived assets	$ 138,450	$ 154,251
Long lived assets percentage	47.90%	56.40%
UNITED STATES
Disclosure of geographical areas [line items]
Long lived assets	$ 148,316	$ 118,023
Long lived assets percentage	51.40%	43.10%
Europe [Member]
Disclosure of geographical areas [line items]
Long lived assets	$ 2,039	$ 1,299
Long lived assets percentage	0.70%	0.50%